SEGMENT REPORTING - Revenues by geographic area based on the sales location of the products (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
SEGMENT REPORTING
Revenues	[1]	₫ 27,903,869	$ 1,169,189,181	₫ 14,965,591	₫ 16,028,182
Vietnam
SEGMENT REPORTING
Revenues		27,166,998	1,138,313,835	₫ 14,965,591	14,996,611
United States
SEGMENT REPORTING
Revenues		159,164	6,669,069		₫ 1,031,571
Canada
SEGMENT REPORTING
Revenues		₫ 577,707	$ 24,206,277

[1]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.